Postretirement Benefits Cash Flows (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	$ 189.4
2013	194.0
2014	199.0
2015	203.5
2016	207.6
2017-2022	1,175.7
Consolidated Post-Retirement Plan [Member]
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2012	7.7
2013	8.2
2014	8.7
2015	8.6
2016	9.0
2017-2022	$ 58.8